Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	DQ
Entity Registrant Name	DAQO NEW ENERGY CORP.
Entity Central Index Key	0001477641
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	175,714,103

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 92,697,098	$ 203,635,798
Restricted cash	11,600,321	64,097
Accounts receivable, net of allowance for doubtful accounts of $nil and $1,202,940 as of December 31, 2010 and 2011	22,744,972	15,180,002
Prepaid expenses and other current assets	11,152,142	4,995,175
Advances to suppliers	2,846,797	4,949,693
Inventories	24,176,109	11,239,762
Amount due from related party	9,887,310	903,616
Deferred tax assets - current	4,348,146	770,126
Total current assets	179,452,895	241,738,269
Property, plant and equipment, net	636,474,691	399,558,053
Prepaid land use rights	35,316,414	8,597,548
Deferred tax assets	17,900,704	918,034
Other non-current assets	9,331,938	159,035
TOTAL ASSETS	878,476,642	650,970,939
Current liabilities:
Short-term borrowings, including current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of the consolidated variable interest entity without recourse to the Company of $18,175,440 and $19,030,680 as of December 31, 2010 and 2011, respectively)	111,805,245	71,600,632
Accounts payable	15,036,867	4,302,117
Advances from customers	26,060,543	45,604,506
Payables for purchases of property, plant and equipment (including payables for purchase of property, plant and equipment of the consolidated variable interest entity without recourse to the Company of $1,739,404 and $nil as of December 31, 2010 and 2011, respectively)	37,144,590	16,701,144
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entity without recourse to the Company of $1,036,807 and $519,064 as of December 31, 2010 and 2011, respectively)	9,164,522	19,428,269
Amount due to related party (including amount due to related party of the consolidated variable interest entity without recourse to the Company of $nil and $73,516 as of December 31, 2010 and 2011, respectively)	3,159,356
Income tax payable	15,469,820	13,373,181
Total current liabilities	217,840,943	171,009,849
Long-term borrowings (including long-term borrowings of the consolidated variable interest entity without recourse to the Company of $49,982,460 and $33,303,690 as of December 31, 2010 and 2011, respectively)	165,646,211	83,001,176
Long-term payables for purchase of property, plant and equipment	4,157,836
Advance from customers	12,507,801
Deferred government subsidies	25,853,179
Amount due to related party (including amount due to related party of the consolidated variable interest entity without recourse to the Company of $70,071 and $nil as of December 31, 2010 and 2011, respectively)		397,241
Accrued warranty cost	444,445	139,839
Total liabilities	426,450,415	254,548,105
Commitments (Note 16)
Daqo New Energy Corp. shareholders' equity:
Ordinary shares; $0.0001 par value 500,000,000 shares authorized as of December 31, 2010 and 2011; 175,714,103 shares issued and outstanding as of December 31, 2010 and 2011	17,571	17,571
Additional paid in capital	142,511,581	140,305,556
Retained earnings	150,204,956	116,881,004
Accumulated other comprehensive income	18,444,123	6,276,868
Total Daqo New Energy Corp. shareholders' equity	311,178,231	263,480,999
Noncontrolling interest	140,847,996	132,941,835
Total equity	452,026,227	396,422,834
TOTAL LIABILITIES AND EQUITY	$ 878,476,642	$ 650,970,939

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 1,202,940
Short-term borrowings, including current portion of long-term borrowings, consolidated variable interest entity without recourse to the Company	111,805,245	71,600,632
Payables for purchases of property, plant and equipment, consolidated variable interest entity without recourse to the Company	37,144,590	16,701,144
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	9,164,522	19,428,269
Amount due to related party, consolidated variable interest entity without recourse to the Company	3,159,356
Long-term borrowings, consolidated variable interest entity without recourse to the Company	165,646,211	83,001,176
Amount due to related party, consolidated variable interest entity without recourse to the Company		397,241
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	175,714,103	175,714,103
Ordinary shares, shares outstanding	175,714,103	175,714,103
Variable Interest Entity, Primary Beneficiary
Short-term borrowings, including current portion of long-term borrowings, consolidated variable interest entity without recourse to the Company	19,030,680	18,175,440
Payables for purchases of property, plant and equipment, consolidated variable interest entity without recourse to the Company		1,739,404
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	519,064	1,036,807
Amount due to related party, consolidated variable interest entity without recourse to the Company	73,516
Long-term borrowings, consolidated variable interest entity without recourse to the Company	33,303,690	49,982,460
Amount due to related party, consolidated variable interest entity without recourse to the Company		$ 70,071

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Revenues	$ 255,832,018	$ 242,685,524	$ 111,193,477
Cost of revenues
Cost of revenue	(169,722,974)	(136,483,927)	(69,251,610)
Gross profit	86,109,044	106,201,597	41,941,867
Operating (expenses) income:
Selling, general and administrative expenses	(15,563,315)	(15,692,453)	(9,335,822)
Research and development expenses	(744,321)	(1,385,611)	(2,774,608)
Other operating income	12,116,746	3,382,819	6,592,291
Long-lived asset impairment	(38,512,376)
Total operating expenses	(42,703,266)	(13,695,245)	(5,518,139)
Income from operations	43,405,778	92,506,352	36,423,728
Interest expense	(9,663,562)	(9,880,259)	(6,461,733)
Interest income	1,897,536	544,679	214,321
Exchange loss	(11,368)	(1,185,904)
Income before income taxes	35,628,384	81,984,868	30,176,316
Income tax expense	(714,272)	(12,837,135)	(240,278)
Net income	34,914,112	69,147,733	29,936,038
Net income (loss) attributable to non-controlling interest	1,590,160	576,476	(898,964)
Net income attributable to Daqo New Energy Corp. shareholders	33,323,952	68,571,257	30,835,002
Deemed dividend on Series A convertible redeemable preferred shares		(3,300,000)	(702,740)
Net income attributable to Daqo New Energy Corp. ordinary shareholders	33,323,952	65,271,257	30,132,262
NET EARNINGS PER ORDINARY SHARE
Basic-ordinary shares	$ 0.19	$ 0.46	$ 0.29
Diluted-diluted shares	$ 0.19	$ 0.46	$ 0.29
ORDINARY SHARES USED IN CALCULATING EARNINGS PER ORDINARY SHARE
Basic-ordinary shares	175,714,103	117,839,487	100,000,000
Diluted-diluted shares	175,714,103	140,726,323	104,151,834
Third Party
Revenues
Revenues	248,444,428	242,685,524	111,193,477
Cost of revenues
Cost of revenue	(162,814,189)	(136,483,927)	(69,251,610)
Related Parties
Revenues
Revenues	7,387,590
Cost of revenues
Cost of revenue	$ (6,908,785)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 34,914,112	$ 69,147,733	$ 29,936,038
Other comprehensive income:
Foreign currency translation adjustments	18,483,256	10,028,611	330,134
Total other comprehensive income	18,483,256	10,028,611	330,134
Comprehensive income	53,397,368	79,176,344	30,266,172
Comprehensive income (loss) attributable to noncontrolling interest	7,906,161	4,945,517	(621,981)
Comprehensive income attributable to Daqo New Energy Corp. shareholders	$ 45,491,207	$ 74,230,827	$ 30,888,153

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Ordinary shares	Subscription receivable	Additional paid in capital	Retained earnings	Accumulated other comprehensive income	Noncontrolling interest	Comprehensive income
Balance at Dec. 31, 2008	$ 71,052,888	$ 10,000	$ (10,000)		$ 21,477,485	$ 564,147	$ 49,011,256
Balance (in shares) at Dec. 31, 2008		100,000,000
Net income	29,936,038				30,835,002		(898,964)	29,936,038
Foreign currency translation adjustments	330,134					53,151	276,983	330,134
Capital contribution from ordinary shareholders	10,000		10,000
Comprehensive income	30,266,172							30,266,172
Share-based compensation	258,583			258,583
Deemed dividend on Series A convertible redeemable preferred shares	(702,740)				(702,740)
Capital contribution by noncontrolling interest owner (Note 1)	79,607,043						79,607,043
Balance at Dec. 31, 2009	180,491,946	10,000		258,583	51,609,747	617,298	127,996,318
Balance (in shares) at Dec. 31, 2009		100,000,000
Net income	69,147,733				68,571,257		576,476	69,147,733
Foreign currency translation adjustments	10,028,611					5,659,570	4,369,041	10,028,611
Comprehensive income	79,176,344							79,176,344
Share-based compensation	1,614,756			1,614,756
Deemed dividend on Series A convertible redeemable preferred shares	(3,300,000)				(3,300,000)
Conversion of series A convertible redeemable preferred shares into ordinary shares (in shares)		29,714,103
Conversion of series A convertible redeemable preferred shares into ordinary shares	58,902,740	2,971		58,899,769
Issuance of ordinary shares in the initial public offering (net of commission and issuance cost of $7,867,552) (in shares)		46,000,000
Issuance of ordinary shares in the initial public offering (net of commission and issuance cost of $7,867,552)	79,537,048	4,600		79,532,448
Balance at Dec. 31, 2010	396,422,834	17,571		140,305,556	116,881,004	6,276,868	132,941,835
Balance (in shares) at Dec. 31, 2010		175,714,103
Net income	34,914,112				33,323,952		1,590,160	34,914,112
Foreign currency translation adjustments	18,483,256					12,167,255	6,316,001	18,483,256
Comprehensive income	53,397,368							53,397,368
Share-based compensation	2,206,025			2,206,025
Balance at Dec. 31, 2011	$ 452,026,227	$ 17,571		$ 142,511,581	$ 150,204,956	$ 18,444,123	$ 140,847,996
Balance (in shares) at Dec. 31, 2011		175,714,103

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Issuance of ordinary shares in the initial public offering, commission and issuance cost	$ 7,867,552

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 34,914,112	$ 69,147,733	$ 29,936,038
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Long-lived assets impairment	38,512,376
Share-based compensation	2,206,025	1,614,756	258,583
Inventory write-down	14,252,701
Allowance for doubtful accounts	1,202,940
Depreciation of property, plant and equipment	35,479,645	30,751,063	16,088,049
Changes in operating assets and liabilities:
Accounts receivable	(7,854,035)	1,530,455	(14,269,782)
Prepaid expenses and other current assets	(5,723,463)	(8,449)	(3,397,284)
Advances to suppliers	2,279,347	(671,770)	(2,902,398)
Inventories	(26,579,763)	(6,522,274)	91,339
Amount due from related parties	(7,390,878)
Prepaid land use rights	(26,718,866)	(7,062,425)	(791,924)
Other non-current assets	(7,197,546)	(159,035)
Accounts payable	10,273,609	808,014	333,323
Accrued expenses and other current liabilities	(10,947,970)	9,579,818	1,160,862
Accrued warranty cost	297,244	139,839
Income tax payable	1,431,902	12,699,027	(999,994)
Advances from customers	(8,967,939)	13,996,287	(27,658,240)
Amount due to related party	1,993,223
Deferred government subsidies	25,127,831
Deferred tax assets	(21,732,585)	(219,489)	(578,110)
Net cash provided by (used in) operating activities	44,857,910	125,623,550	(2,729,538)
Investing activities:
Purchases of property, plant and equipment	(252,704,147)	(57,660,462)	(121,289,965)
Increase/(decrease) in restricted cash	(11,536,224)	8,745,616	11,620,111
Prepayment to related party for purchase of equipment		(903,616)
Interest free loan to related parities	(9,898,458)
Net cash used in investing activities	(274,138,829)	(49,818,462)	(109,669,854)
Financing activities:
Cash received from related parties	75,294,720
Cash paid to related parities	(75,294,720)
Proceeds from bank borrowings	186,558,358	10,602,340	98,237,390
Proceeds from other borrowings		3,775,948	6,230,000
Repayment of bank borrowings	(71,079,431)	(40,271,995)	(10,394,310)
Repayment of other borrowings	(2,697,397)	(8,265,966)
Advance from related party		178,874	41,519,269
Cash proceeds from issuance of Series A convertible redeemable preferred shares			55,000,000
Cash proceeds from issuance of ordinary share, net off commission		81,282,000
Capital contribution from ordinary shareholders			10,000
Net cash provided by financing activities	112,781,530	45,556,249	190,502,349
Effect of exchange rate changes	5,560,689	860,025	7,412
Net increase (decrease) in cash and cash equivalents	(110,938,700)	122,221,362	78,110,369
Cash and cash equivalents at the beginning of the year	203,635,798	81,414,436	3,304,067
Cash and cash equivalents at the end of the year	92,697,098	203,635,798	81,414,436
Supplemental disclosure of cash flow information:
Interest paid	10,991,064	5,240,147	3,731,624
Income taxes paid	18,861,460	625,130	1,818,208
Supplemental schedule of non-cash investing activities:
Balance netting-off agreements with different subsidiaries of Daqo Group	11,729,514
Supplemental schedule of non-cash financing activities:
Daqo New Material's conversion of amount due to investor to owner's equity			79,884,026
Conversion of Series A convertible redeemable preferred shares into ordinary shares		58,902,740
Convertible Preferred Stock
Financing activities:
Payments of Stock Issuance Costs			(100,000)
Common Stock
Financing activities:
Payments of Stock Issuance Costs		(1,744,952)
Payable
Supplemental schedule of non-cash investing activities:
Purchase of property, plant and equipment	41,302,426	16,701,144	53,223,998
Related Parties
Supplemental schedule of non-cash investing activities:
Purchase of property, plant and equipment	$ 822,840

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

The consolidated financial statements include the financial statements of Daqo New Energy Corp. (the “Company”), its wholly owned subsidiaries, Chongqing Daqo New Energy Co., Ltd. (“Chongqing Daqo”), Nanjing Daqo New Energy Co., Ltd. (“Nanjing Daqo”), Xinjiang Daqo New Energy Co., Ltd (“Xinjiang Daqo”), Daqo Solar Energy North America (“Daqo America”) and Daqo New Energy Holdings (Canada) Ltd.(“Daqo Canada”) and its consolidated variable interest entity (“VIE”) Daqo New Material Co., Ltd. (“Daqo New Material”) (collectively, the “Group”).

The Company was incorporated on November 22, 2007 in the Cayman Islands. Chongqing Daqo, Nanjing Daqo and Xinjiang Daqo were incorporated by the Company on January 14, 2008, December 20, 2007 and February 22, 2011, respectively, in the Peoples’ Republic of China (“PRC”). Daqo America was incorporated by the Company in January 2009, in California, USA. Daqo Canada was incorporated by the Company in April, 2011, in Hamilton, Ontario, Canada.

Daqo New Material and the Company were under common control by Daqo New Material’s ultimate shareholders prior to the issuance of Series A Convertible Redeemable Preferred Shares. Daqo New Material was established by Daqo Group Co., Ltd. (“Daqo Group”), an affiliate of the Company, on November 16, 2006 for the primary purpose of developing a photovoltaic business. Daqo New Material’s activities included acquiring land use rights and constructing certain polysilicon production infrastructure, including buildings and production machinery and equipment. Chongqing Daqo acquired additional machinery and equipment that are used in connection with Daqo New Material’s land and production infrastructure.

Subsequent to its establishment, Chongqing Daqo entered into a series of lease agreements with Daqo New Material to rent all of Daqo New Material’s land, production infrastructure and machinery and equipment for the Group’s polysilicon production. The lease periods are from July 1, 2008 to December 31, 2013, with monthly lease payments at a fixed amount of RMB10.0 million ($1.4 million) in 2008, RMB 6.1 million ($0.9 million) from January 2009 to October 2009 and RMB 9.1 million($1.4 million) since November 2009. The lease agreement also provided that if Daqo New Material transferred the ownership of the leased assets to any third party, the lease agreement would remain effective and enforceable against the new owner. One month before the expiry of the lease period, Chongqing Daqo has the option to renew the lease on the same terms and conditions for additional five-year periods. Furthermore, Chongqing Daqo has the option to purchase, or to designate any person to purchase, the leased assets at the then fair value at any time during the lease period or within one year following the lease period, if permitted by the PRC laws and regulations. If Daqo New Material desires to transfer the ownership of the leased assets to a third party, Chongqing Daqo has the right of first refusal to acquire the leased assets under the same conditions. If the leased assets are transferred to a third party, the lease agreement will remain effective and enforceable against the new owner.

Because the aggregate value of the monthly rental payments that Chongqing Daqo is contractually obligated to make to Daqo New Material represents the majority of the value of Daqo New Material’s assets, Chongqing Daqo has the majority of investment risk in Daqo New Material. Under accounting principles generally accepted in the United States of America (“U.S. GAAP”), these contractual obligations represent an implicit guarantee between related parties, and Daqo New Material is considered to be Chongqing Daqo’s variable interest entity. Furthermore, the operating activities of Daqo New Material are most closely associated with Chongqing Daqo and the management of Chongqing Daqo also acts as the management of Daqo New Material. Based on these factors, Chongqing Daqo has the power to control Daqo New Material and is considered the primary beneficiary of Daqo New Material. As a result, Daqo New Material’s financial results are consolidated into the Group’s consolidated financial statements since July 1, 2008. Daqo New Material has been deemed to be the Chongqing Daqo’s predecessor business from November 16, 2006 (inception) through June 30, 2008. The assets and liabilities of Daqo New Material are consolidated at historical cost given they were held by an entity under common control and common ownership. Daqo Group’s total equity interests in Daqo New Material are presented as a noncontrolling interest. In 2009, $79,607,043 payable to Daqo Group was converted to equity interests of Daqo New Material. Accordingly, the amount converted is presented as a capital contribution by non-controlling interest owner in the statement of changes in equity.

In the periods presented, the Company manufactured and sold polysilicon and wafers through Chongqing Daqo, and sold modules through Nanjing Daqo. Xinjiang Daqo is the entity constructing the polysilicon phase II project. Daqo America was set up as a marketing office to promote the Group’s products in North America. Daqo Canada was set up to build and operate a solar module production facility in Canada, however, the solar module production plan was suspended indefinitely.

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. Under that assumption, it is expected that assets will be realized and liabilities will be satisfied in the normal course of business.

Beginning in October 2011, the average selling price of polysilicon, wafers and solar module experienced a significant decrease, to a level below the Company’s cost, primarily as a result of oversupply in the industry, and the adverse effects of changes in government subsidy policies in Europe. As a result, the Company experienced a net loss in the fourth quarter of 2011 and a working capital deficit of US$38.4 million as of December 31, 2011, which raises substantial doubt about the Company’s ability to continue as a going concern. However, management of the Company regards the use of the going concern assumption as appropriate based on: 1) the Company has renewed $31.8 million (RMB 200 million) short-term loans with local banks and obtained additional $6.3 million (RMB 40 million) in short-term working capital loans in subsequent to December 31, 2011; 2) the Company has unused committed and available bank standby credit facilities at year end; and 3) the major shareholders of the Company have agreed to provide adequate funds in the next twelve months, to the extent required, in order to meet the Company’s obligations. As a result of these financial resources and based on the business forecast, the Company will be able to realize its assets and satisfy its obligations as they come due and accordingly, the accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern.

(b) Basis of consolidation

The consolidated financial statements include the financial statements of the Group. All intercompany transactions and balances have been eliminated on consolidation.

(c) Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Management has made significant estimates in a variety of areas, including but not limited to allowance for doubtful accounts, inventories valuation, useful lives and residual values of long-lived assets, impairment for long lived assets, consolidation of variable interest entity, valuation allowances for deferred tax assets, interest capitalization, warranty accrual and certain assumption used in the computation of share-based compensation and related forfeiture rates.

(d) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivables.

The Group places its cash and cash equivalents in various financial institutions in the PRC. The Group believes that no significant credit risk exists as these banks are principally government-owned financial institutions with high credit ratings and quality.

Accounts receivable represent those receivables derived in the ordinary course of business. The Group conducts credit evaluations of customers to whom credit terms are extended. The Group establishes an allowance for doubtful accounts mainly based on aging of the receivables and other factors surrounding the credit risk of specific customers. The allowance for doubtful accounts is $nil and $1,202,940 as of December 31, 2010 and 2011, respectively, based on the aging of the receivables and the Company’s assessment of the customers’ credit risk.

The following customers accounted for 10% or more of accounts receivable:

	December 31,
Accounts receivable	2010			2011
Customer A	$		*		$2,655,592
Customer D		$1,884,187			$2,820,117
Customer H		$6,356,029		$		*
Customer E		$—			$5,947,325
Customer F		$—			$2,823,130
Customer G	$		*		$2,707,907

*	Represents less than 10%

Sales of polysilicon to the Group’s largest customers whose sales over 10% of revenue accounted for approximately 54%, 26% and 46% of revenues for the years ended December 31, 2009, 2010 and 2011, respectively. The Group was substantially dependent upon the continued participation of these customers in order to maintain and continue growing its total revenues. Significantly reducing the Group’s dependence on these customers is likely to take time and there can be no guarantee that the Group will succeed in reducing that dependence.

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

(f) Restricted cash

Restricted cash amounted to $64,097 and $11,600,321 as of December 31, 2010 and 2011, respectively, and are deposited in bank accounts as deposits for short-term letters of credit and notes issued by several banks for purchases of raw materials, plant and equipment. These deposits carry fixed interest rates and will be released when the related letters of credit or notes are settled by the Group. The Group considers the restricted cash balances as equivalent to an investment whose return of principal requires the satisfaction of conditions (i.e., settlement of letters of credit or notes) rather than a withdrawal demand. Therefore, deposits and withdrawals of principal balances in restricted cash accounts represent the creation or return of investment and, accordingly, the Group has presented such deposits and withdrawals as investing activities in the consolidated statements of cash flows.

(g) Inventories

Inventories are stated at lower of cost or market. Costs are determined using weighted average costs. Costs comprise direct materials, direct labor and overhead costs incurred in bringing the inventories to their present location and condition. The Group writes down the cost of excess inventories to the estimated market value based on historical and forecasted demand. Estimated market value is measured as the estimated selling price of each class of inventory in the ordinary course of business less estimated costs of completion and disposal. The charges to inventory for the years ended December 31, 2009, 2010 and 2011 was $nil, $nil and $14,252,701.

The Group has outsourced portions of its manufacturing process, including cutting ingots into wafers, and converting wafers into solar cells, to various third-party manufacturers. These outsourcing arrangements may or may not include transfer of title of the raw material inventory (ingots, wafers or cells) to the third-party manufacturers.

For those outsourcing arrangements in which title does not transfer, the Group maintains the inventory in the balance sheet as raw materials inventory while it is in physical possession of the third-party manufacturers. Upon receipt of the processed inventory from the third-party manufacturers, it is reclassified to work-in-progress inventory with the processing fee capitalized as cost of inventory.

For those outsourcing arrangements in which title (including risk of loss) does transfer to the third-party manufacturer, the Group is contractually obligated to repurchase the processed inventory. To accomplish this, it enters into raw material sales agreements and processed inventory purchase agreements simultaneously with the third-party manufacturer. In such instances, where they are, in substance tolling arrangements, the Group retains the inventory in the consolidated balance sheets while it is in the physical possession of the third-party manufacturer. The cash received from the third-party manufacturer is recorded as a current liability on the balance sheet rather than revenue or deferred revenue. Upon receipt of the processed inventory, it is reclassified from raw materials to work-in-progress inventory and the processing fee paid to the third-party manufacturer is added to inventory cost. Cash payments for outsourcing arrangements which require prepayment for repurchase of the processed inventory are classified as current assets on the balance sheet. If there is no legal right of offset established by these arrangements, the associated assets and liabilities are presented separately on the balance sheet until the processed inventory is returned to the Group.

(h) Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the following estimated useful lives:

Buildings and plant	20 years
Machinery and equipment	10 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	6 years

Costs incurred on construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Interest expense incurred for construction of property, plant, and equipment is capitalized as part of the cost of such assets. Interest expense capitalized for the years ended December 31, 2009, 2010 and 2011 was $3,535,294, $233,640 and $3,429,496, respectively.

(i) Prepaid land use rights

All land in the PRC is owned by the PRC government. The PRC government, according to PRC law, may sell the land use rights for a specified period of time. The Group’s land use rights in the PRC are stated at cost less recognized lease expenses. Lease expense is recognized over the term of the agreement on a straight-line basis. The Group recorded lease expenses of $137,506, $150,853 and $166,355 for the years ended December 31, 2009, 2010 and 2011, respectively. In August 2011, Daqo Xinjiang acquired land use rights with a 50 year term for $25,218,823.

(j) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Factors that the Group considers in deciding when to perform an impairment review include, but are not limited to significant under-performance of a business or product line in relation to expectations, significant negative industry or economic trends, and significant changes or planed changes in the use of the assets. An impairment analysis is performed at the lowest level of identifiable independent cash flows for an asset or asset group. The Group makes subjective judgments in determining the independent cash flows that can be related to a specific asset group based on the asset usage model and manufacturing capabilities. The Group measures the recoverability of assets that will continue to be used in the operations by comparing the carrying value of the asset group to the estimate of the related total future undiscounted cash flows. If an asset group’s carrying value is not recoverable through the related undiscounted cash flows, the impairment loss is measured by comparing the difference between the asset group’s carrying value and its fair value. The Group determines the fair value of an asset or asset group utilizing estimated future discounted cash flows and incorporates assumptions that it believes marketplace participants would utilize. The impairment charges for the years ended December 31, 2009, 2010 and 2011 were $nil, $nil and $38,512,376, respectively. The impairment loss incurred in fiscal year 2011 was related to the impairment of long-lived assets for the production of solar modules and wafers, and was triggered primarily by the significant decrease in average selling prices that was experienced in the fourth quarter of 2011.

(k) Revenue recognition

The Group recognizes revenue when persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery of the product has occurred, title and risk of loss have transferred to the customers and collectability of the receivable is reasonably assured. The majority of the sales contracts transfer title and risk of loss to customers upon receipt. Sales agreements for polysilicon typically do not contain product warranties except for return and replacement of defective products within a period generally ranging from 3 to 30 days from delivery. Sales agreements for polysilicon typically do not contain post-shipment obligations or other return or credit provisions. The Group may extend credit terms after assessing a number of factors to determine the customers’ credit worthiness.

The Group sold approximately $4,968,702, $24,764,173 and $36,916,531 in photovoltaic wafers, cells and modules in 2009, 2010 and 2011, respectively. Revenues were recognized upon delivery of the goods when risk was transferred.

Customers frequently pay for products prior to the delivery of the products. Advance payments are recorded as advances from customers.

(l) Cost of revenues

Cost of revenues consists of production related costs including costs of silicon raw materials, electricity and other utilities, consumables, direct labor, overhead costs, depreciation of property, plant and equipment, and manufacturing waste treatment processing fees. Trial production costs are expensed as incurred.

(m) Shipping and handling

Costs to ship products to customers are recorded as selling expenses in the consolidated statements of operations. Costs to ship products to customers were $494,477, $1,030,695 and $1,215,110 respectively for the years ended December 31, 2009, 2010 and 2011.

(n) Research and development expenses

Research and development expenses include materials and utilities consumed in research and development activities, payroll and related costs and depreciation of property and equipment associated with the research and development activities, which are expensed when incurred.

(o) Government subsidies

The Group receives unrestricted cash subsidies from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to land use right fees, value-added tax and income taxes paid, bank loan interest expenses paid or electricity consumed by the Group, however, these subsidies do not represent tax refunds or reimbursements of expenditures. The subsidies are unrestricted as to use and can be utilized by the Group in any manner it deems appropriate. The Group has utilized, and expects to continue to utilize, these subsidies to fund general operating expenses. The Group records unrestricted cash government subsidies as other operating income in the consolidated statements of operations. Unrestricted cash government subsidies received for the years ended December 31, 2009, 2010 and 2011 were $6,592,290, $3,382,819 and $11,484,768 respectively. Government grants related to assets are recorded as long term liabilities and are recognized as an offset to depreciation expense on a straight-line basis over the useful life of the associated asset. The Company received government grants related to assets of $nil, $nil and $25,895,226 during the years ended December 31, 2009, 2010 and 2011, respectively, and recognized $nil, $nil and $42,047 as an offset to depreciation expense for the years ended December 31, 2009, 2010 and 2011, respectively. The Company had deferred government grants related to assets of $nil, $nil and $25,853,179 as of December 31, 2009, 2010 and 2011, respectively.

(p) Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amount in the consolidated financial statements, net operating loss carry-forwards and credits by applying enacted tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period of the enactment of the change. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

(q) Share-based compensation

The Group recognizes share-based compensation in the statement of operations based on the fair value of equity awards on the date of the grant, with compensation expense recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. The Group has made an estimate of expected forfeiture and is recognizing compensation costs only for those equity awards expected to vest. The share-based compensation expenses have been categorized as either selling, general and administrative expenses, research and development expenses and cost of sales, depending on the job functions of the grantees. For the years ended December 31, 2009, 2010 and 2011, the Group recognized share-based compensation expense of $258,583, $1,614,755 and $2,206,025, respectively, which was classified as follows:

	Year ended December 31,
	2009	2010	2011
Selling, general and administrative expenses	$244,083	$1,513,137	$2,068,115
Research and development expenses	14,500	96,827	75,508
Cost of sales	—	4,791	62,402

Total	$258,583	$1,614,755	$2,206,025

(r) Product warranties

Historically the Group has provided a limited warranty to the original purchases of its solar modules for two or five years, in relation to defects in materials and workmanship, and 25 years in relation to minimum power output. Since June 2011, the Group extended the warranty period in relation to defects in materials and workmanship from five to twelve years. The Group accrues warranty costs when recognizing revenue and recognizes such costs as a component of cost of sales. Warranty costs primarily consist of replacement costs for parts and materials and labor costs for maintenance personnel. Due to its limited solar module manufacturing history, the Group has not experienced any warranty claims. Based on its best estimates of both future costs and the probability of incurring warranty claims, the Group currently accrues for product warranties at 1% of solar module sales. The Group derives its estimates from a number of factors, including (1) an assessment of competitors’ accrual and claim history and (2) results from academic research, including industry—standard accelerated testing, and other assumptions that the Group believes to be reasonable under the circumstances. The Group acknowledges that such estimates are subjective and will continue to analyze the performance of its products compared to its competitors and academic research results to determine whether the accrual is adequate.

(s) Earnings per share

Basic earnings per ordinary share are computed by dividing the net income attributable to ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Upon the consummation of the Company’s initial public offering on October 6, 2010, each Series A convertible redeemable preferred shares was automatically converted into ordinary shares. The two-class method of computing earnings per share ceased to apply on the conversion date.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Diluted earnings per share is computed using the more dilutive of (a) the two-class method or (b) the if-converted method. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the Series A convertible redeemable preferred shares (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). For the years ended December 31, 2009, 2010 and 2011, the ordinary shares issuable upon the exercise of outstanding share options of nil, 92,456 and nil shares are included in the calculation of dilutive earnings per share.

(t) Foreign currency translation

The reporting currency of the Group is the United States dollar (“U.S. dollar”). The functional currency of the Company is the U.S. dollar. Monetary assets and liabilities denominated in other currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange in effect at the balance sheet dates. Transactions dominated in currencies other than the U.S. dollar during the year are converted into U.S. dollar at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in the statements of operations.

The financial records of the Company’s PRC subsidiaries and VIE are maintained in Chinese Renminbi (“RMB”), which is their functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated at average rate of exchange prevailing during the periods presented. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statement of changes in equity and comprehensive income.

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange of People’s Republic of China, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s aggregate amount of cash and cash equivalents and restricted cash denominated in RMB amounted to $158,898,226 and $84,853,361 as of December 31, 2010 and 2011, respectively.

(u) Comprehensive income

Comprehensive income includes all changes in equity except those resulting from investments by shareholders and distributions to shareholders and is comprised of net income and foreign currency translation adjustments.

(v) Fair value of financial instruments

The Company estimates fair value of financial assets and liabilities as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The fair value measurement guidance establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

•	Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

•

Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

•

Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use to price an asset or liability.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group’s evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group’s consolidated assets, liabilities, shareholders’ equity and net income or loss.

The Group’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, advances to suppliers, other current assets, amount due from related parties, accounts payable, advances from customers, other current liabilities, payables for purchase of property, plant and equipment, amounts due to related parties and short-term and long-term borrowings. The carrying amounts of these short-term financial instruments approximate their fair values due to the short-term maturity of these instruments.

The fair value of the Company’s non-current portion of payables for purchase of property, plant and equipment and long-term bank borrowings as of December 31, 2011 is estimated by discounted future cash flow technique using an interest rate corresponding to debt with similar maturities and risks on the measurement date.

(w) Start-up costs

The Group expenses all costs incurred in connection with start-up activities, including preproduction costs and organization costs.

(x) Variable Interest Entity

A VIE is an entity in which equity investors generally do not have the characteristics of a “controlling financial interest” or there is not sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. A VIE is consolidated by its primary beneficiary if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

(y) Noncontrolling interest

The noncontrolling interest represents Daqo Group’s equity interest in the VIE. The Group classified the ownership interest in the consolidated entity held by a party other than the Company to noncontrolling interest in the consolidated financial statements. It also reported the consolidated net income at amounts that include the amounts attributable to both the parent and the noncontrolling interest on the face of the consolidated statements of operations and comprehensive income.

(z) Recent accounting pronouncements

In May 2011, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The ASU is the result of joint efforts by the FASB and International Accounting Standard Board (“IASB”) to develop a single, converged fair value framework—that is, converged guidance on how (not when) to measure fair value and on what disclosures to provide about fair value measurements. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands ASC 820, Fair Value Measurement’s, existing disclosure requirements for fair value measurements and makes other amendments. Many of these amendments were made to eliminate unnecessary wording differences between U.S. GAAP and International Financial Reporting Standards (“IFRSs”). However, some could change how the fair value measurement guidance in Accounting Standards Codification (“ASC”) 820 is applied. The ASU is effective for interim and annual periods beginning after December 15, 2011, for public entities. The Group does not believe that the adoption of this ASU will have a material effect on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income. The ASU revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220, Comprehensive Income, and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This ASU defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income (“AOCI”) in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 for public entities. The Group does not believe that adoption of these ASUs will have a material effect on its consolidated financial statements.

On December 16, 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, which contains new disclosure requirements regarding the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements that are prepared under US GAAP more comparable to those prepared under IFRSs. To facilitate comparison between financial statements prepared under US GAAP and IFRSs, the new disclosures will give financial statement users information about both gross and net exposures. The new disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein; retrospective application is required. The Group does not believe that the adoption of this ASU will have a material effect on its consolidated financial statements.

PREPAID EXPENSE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSE AND OTHER CURRENT ASSETS

3. PREPAID EXPENSE AND OTHER CURRENT ASSETS

Prepaid expense and other current assets consist of the following:

	December 31,
	2010	2011
Spare parts	$2,564,394	$3,166,462
Prepaid Value added tax (“VAT”)	—	5,399,839
VAT Refundable	1,843,131	1,002,186
Prepaid insurance fee	471,021	1,121,769
Others	116,629	461,886

Total	$4,995,175	$11,152,142

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES

4. INVENTORIES

Inventories consist of the following:

	December 31,
	2010	2011
Raw materials	$2,256,367	$2,405,734
Work-in-process	4,924,174	4,598,613
Finished goods	4,059,221	17,171,762

Inventories	$11,239,762	$24,176,109

Inventory write-down was $nil, $nil and $14,252,701 for the years ended December 31, 2009, 2010 and 2011, respectively.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET

5. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	December 31,
	2010	2011
Cost
Buildings and plant	$206,078,751	$222,690,125
Machinery and equipment	217,964,792	261,834,469
Furniture, fixtures and equipment	2,973,366	4,119,045
Motor vehicles	364,241	591,714
Less: Accumulated depreciation	(57,319,503)	(96,375,060)

Property, plant and equipment, net	$370,061,647	$392,860,293
Construction in process	29,496,406	243,614,398

Total	$399,558,053	$636,474,691

Depreciation expense was $16,088,049, $30,751,063 and $35,479,645 for the years ended December 31, 2009, 2010 and 2011, respectively.

Construction in process primarily represents the construction of Phase 2 Polysilicon Project in Shihezi, Xinjiang.

Due to the challenging solar market conditions, the Company recognized an impairment of long-lived assets of $38,512,376 for its wafer and solar module business in 2011. The impairment of long-lived assets of wafer and module was to reflect the less than expected profit-generating ability of assets for the production of wafer and module due to a sharp decline in the spot market price of wafer and module.

BORROWINGS	12 Months Ended
Dec. 31, 2011
BORROWINGS

6. BORROWINGS

The Group’s bank borrowings consisted of the following:

	December 31,
	2010	2011
Short-term bank borrowings	$9,466,375	$52,334,370
Long-term bank borrowings, current portion	59,494,273	59,470,875
Other short-term borrowing	2,639,984	—

Subtotal	71,600,632	111,805,245
Long-term bank borrowings, non-current portion	83,001,176	165,646,211

Total	$154,601,808	$277,451,456

Short-term borrowings

The Group’s short-term bank borrowing consisted of the following:

	December 31,
	2010	2011
Short-term borrowing guaranteed by Daqo Group	$9,466,375	$9,515,340
Short-term borrowing guaranteed by Daqo Group and Mr. Guangfu Xu and Mr. Xiang Xu	—	42,819,030

Total	$9,466,375	$52,334,370

The Company has short-term bank facilities of $nil and $17,444,790 with various banks were available as of December 31, 2010 and 2011, respectively.

The interest rate on the short-term bank borrowing was 5.81% and 6.6% as of December 31, 2010 and 2011. The other short term borrowing was borrowed from an independent third party, was interest free and repaid in September 2011.

Long-term borrowings

The major bank borrows are as follows:

On October 8, 2008, Daqo New Material entered into a seven-year long term bank borrowing agreement with China Construction Bank. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount $63.4 million (RMB400 million), bearing standard five-year long term interest rate issued by People’s Bank of China. The borrowing is guaranteed by Daqo Group. As of December 31, 2011, Daqo New Material had drawn down $63.4 million (RMB400 million), repaid $28.5 million (RMB180 million) and had no facility available for future draw down. There are no financial covenants associated with the facility.

On January 21, 2009, Chongqing Daqo entered into a six-year long term facility agreement with China Construction Bank. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount $63.4 million (RMB400 million), bearing standard five-year long term interest rate issued by People’s Bank of China. The borrowing is guaranteed by Daqo Group. As of December 31, 2011, Chongqing Daqo had drawn down $63.4 million (RMB400 million), repaid $28.9 million (RMB182 million) and had no facility available for future draw down. There are no financial covenants associated with the facility.

On September 28, 2011, Chongqing Daqo entered into a four-year credit facility agreement with Huaxia Bank with maximum amount of $63.4 million (RMB400 million). Chongqing Daqo drew down $60.2 million (RMB380 million), including: $20.6 million (RMB130 million) with fixed interest rate of 6.65%, which is designated for working capital and $39.6 million (RMB250 million) with fixed interest rate of 6.9% which is restricted to the purchase of fixed assets. Chongqing Daqo repaid $0.6 million in 2011 and had $3.2 million (RMB20 million) facility available for future draw down as of December 31, 2011. This credit facility is guaranteed by Daqo Group and also collateralized by Chongqing Daqo’s one land use right, which have a book value of $2.1 million (RMB13 million). The facility contains a covenant which requires the Company maintain a certain debt to asset ratio and Chongqing Daqo was in compliance with the covenant as of December 31, 2011.

On September 30, 2011, Xinjiang Daqo entered into a six-year bank borrowing agreement with Bank of China. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount of $155.4 million (RMB980 million) and bears interest at standard five-year long term interest rate issued by People’s Bank of China plus 5%. The borrowing contains a debt to asset ratio financial covenant. The borrowing is guaranteed by Daqo Group, Daqo New Material, two affiliated companies under Daqo Group and Mr. Guangfu Xu. As of December 31, 2011, Xinjiang Daqo had drawn down $39.6 million (RMB250 million) and had $115.8 million (RMB730 million) facility available for future draw down. The loan was in compliance with the covenants as of December 31, 2011.

On October 26, 2011, Chongqing Daqo entered into a four-year credit facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount $38.9 million (RMB 245.5 million) and bears interest at three to five-year long term interest rate issued by People’s Bank of China plus 10%. The borrowing is guaranteed by Daqo Group, Mr Guangfu Xu and Mr Xiang Xu. As of December 31, 2011, Chongqing Daqo had drawn down $38.9 million (RMB 245.5 million). There are no financial covenants associated with the facility.

The weighted average interest rate as of December 31, 2010 and 2011 for the Group’s long-term bank borrowings was 5.86% and 6.93%, respectively.

The principal maturities of these long-term bank borrowings as of December 31, 2011 are as follows:

December 31,	Amount
2012	$59,470,875
2013	70,730,694
2014	63,990,662
2015	30,924,855

Total	$225,117,086

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

7. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2010	2011
VAT payable	$8,490,785	$—
Accrued payroll and welfare	2,851,847	3,822,426
Accrued professional fees	916,531	928,957
Guarantee Deposit	3,665,827	131,473
Other tax payable	1,271,420	1,196,931
Interest payable	256,070	530,502
Government subsidy	792,945	757,310
Others	1,182,844	1,796,923

Total	$19,428,269	$9,164,522

ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2011
ADVANCES FROM CUSTOMERS

8. ADVANCES FROM CUSTOMERS

Advances from customers represent prepayments from customers and are recognized as revenue in accordance with the Group’s revenue recognition policy.

Advances from customers consist of the following and is analyzed as long and short portion respectively:

	December 31,
	2010	2011
Customer B	$—	$7,364,873
Customer G	17,345,263	16,119,606
Customer D	2,908,070	7,026,172
Customer A	4,228,955	2,211,201
Customer H	12,768,806	2,156,858
Others	8,353,412	3,689,634

Total	$45,604,506	$38,568,344

Less: Current portion of Advance from customers	$45,604,506	$26,060,543

Long term advance from customers	$—	$12,507,801

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS

9. FAIR VALUE MEASUREMENTS

The following table presents the financial instruments for which fair value does not approximate carrying value as of December 31, 2010 and 2011:

	As of December 31, 2010		As of December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term bank borrowing	$83,001,176	$83,001,176	$165,646,211	$151,251,136
Payables for purchase of property, plant and equipment	—	—	4,157,836	3,701,431

Nonrecurring Fair Value Measurements

The following table displays assets and liabilities that were measured at fair value on a non-recurring basis after initial recognition; the Company did not have any assets or liabilities measured at fair value on a non-recurring basis for the years ended December 31, 2009 and 2010.

	Year ended December 31, 2011
Description	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Long-lived assets held and used	$60,078,085	$—	$—	$60,078,085	$38,512,376

In 2011, long-lived assets held and used with a carrying amount of $99.6million were written down to their fair value of $60.1million, resulting in an impairment charge of $38.5million. The fair value is estimated using a discounted cash flow model under the income approach. The discounted cash flow method involves forecasting the future cash flows and then discounting them back to a present value at an appropriate discount rate. The discount rate is estimated based on a weighted average cost of capital method, which measures a Company’s cost of debt and equity financing weighted by the percentage of debt and equity in a Company’s target capital structure as determined through reference to the identified guideline companies. The cost of equity was derived from the CAPM and the cost of debt was benchmarked to the People’s Bank of China’s long term borrowing rate in China.

MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2011
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

10. MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

(a) China Contribution Plan

Full time employees of the Group in the PRC participate in a government-mandated, multi-employer, defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. Contributions to defined contribution plans are expensed as incurred. During three years ended December 31, 2009, 2010 and 2011, the Group recognized $920,924, $1,117,187 and $2,189,273 respectively.

(b) Statutory Reserves

Foreign invested enterprises in PRC are required under PRC laws to provide for certain statutory reserves, such as a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. These entities are required to allocate at least 10% of their after tax profits as reported in their PRC statutory financial statements to the general reserve and have the right to discontinue allocations to the general reserve if the balance of such reserve have reached 50% of their registered capital. These statutory reserves are not available for distribution to the owners (except in liquidation) and may not be transferred in the form of loans, advances or cash dividends. As of December 31, 2010 and 2011, $13,332,406, $16,803,191 was respectively appropriated from the retained earnings of Chongqing Daqo. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their abilities to transfer the registered capital and statutory reserves to the Company in the form of dividends, loans or advances and the restricted portion amounted to $$102,932,406 and $140,003,191 as of December 31, 2010 and 2011, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

11. INCOME TAXES

Cayman Islands Tax

The Company is incorporated in the Cayman Islands and is not subject to tax in this jurisdiction.

PRC Tax

The Company’s subsidiaries are registered in the PRC as foreign invested enterprises. Under the Laws of the People’s Republic of China on Enterprise Income Tax (the “EIT Law”) which are effective January 1, 2008, the statutory enterprise income tax rate is 25%.

Chongqing Daqo is a foreign invested enterprise located in Chongqing. In accordance with a PRC tax regulation which encourages investment in China’s southwest region, Chongqing Daqo is entitled to a preferential tax rate of 15% from its establishment through 2010. On December 9, 2009, Chongqing Daqo obtained a High and New Technology Enterprise (“HTNE”) certificate for a valid period of 3 years till 2011. In 2011, Chongqing Daqo was entitled to a preferential tax rate of 15% for the year ended December 31, 2011 because of its HTNE status.

Daqo New Material is a domestic enterprise registered in Chongqing and is subject to an income tax rate of 25% for each of the three years ended December 31, 2011.

Nanjing Daqo is a foreign-invested enterprise established on December 20, 2007 located in Nanjing. The company started to carry out its operation from July, 2010, but was still in a loss position as of December 31, 2011. It is subject to an income tax rate of 25% for each of the three years ended December 31, 2011.

Xinjiang Daqo is a foreign-invested enterprise established on February, 2011 located in Shihezi Economic Development Area in Xinjiang Autonomous Region. The fixed assets of this entity are still under construction and the entity will be subject to an income tax rate of 25% for the year ended December 31, 2011.

United States

Daqo America is subject to United States income tax at a combined federal and state tax rate of 40% in 2009, 2010 and 2011.

Canada

Daqo Canada is subject to Canada corporate income tax at a federal general tax rate of 15% and a provincial tax rate of 5.06% in 2011.

Under the current EIT Law and implementation regulations issued by the PRC State Council, an income tax rate of 10% is applicable to interest and dividends payable to investors that are “non-resident enterprises”, which do not have an establishment or place of business in the PRC, or which have such establishment or place of business but the relevant income is not effectively connected with the establishment or place of business, to the extent such interest or dividends have their sources within the PRC. The Company certified that the undistributed earnings of the Group’s PRC subsidiaries of $151.2 million as of December 31, 2011 will be permanently reinvested, therefore, no provision for PRC dividend withholding tax has been provided thereon.

The Group made its assessment of the level of authority for each tax position (including the potential application of interests and penalties) based on the tax positions’ technical merits, and measured the unrecognized benefits associated with the tax positions. The Group did not have any unrecognized tax benefits as of December 31, 2010 and 2011. The Group does not anticipate that unrecognized tax benefits will significantly increase or decrease within the next twelve months.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2011, the Group’s PRC subsidiaries are subject to examination of the PRC tax authorities. The Group classifies interest and penalties associated with taxes as income tax expense. Such charges were immaterial in the years ended December 31, 2009, 2010 and 2011.

Income tax expenses comprise:

	Year ended December 31,
	2009	2010	2011
Current Tax	$818,388	$13,056,624	$20,647,400
Deferred Tax Benefit	(578,110)	(219,489)	(19,933,128)

Total	$240,278	$12,837,135	$714,272

The principal components of deferred income tax assets and liabilities are as follows:

	December 31,
	2010	2011
Net operating loss carried forward	$1,020,560	$909,501
Depreciation of property, plant and equipment	599,939	938,768
Accrued warranty cost	34,960	111,111
Inventory write-down	—	3,651,428
Bad debt provision	—	308,183
Government grants related to assets	—	6,463,295
Long-lived asset impairment	—	9,866,564
Others	32,701	—

Total	$1,688,160	$22,248,850

Deferred tax assets are analyzed as:
Current	$770,126	$4,348,146
Non-current	918,034	17,900,704

Deferred tax liabilities are analyzed as:
Current	$—	$—
Non-current	—	—

The Group uses the asset and liability method to record related deferred tax assets and liabilities. In assessing the reliability of deferred tax assets, the Group considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based on the level of projections for future taxable income over the periods in which the deferred tax assets are deductible, the Group believes it is more likely than not that the Group will realize the benefits of these deductible differences as at December 31, 2010 and 2011. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced. Nanjing Daqo had net operating losses carried forward of approximately $909,501, which will expire if not used between 2014 and 2016.

The effective income tax rate of the Group is different from the expected PRC statutory rate as a result of the following items:

	Year ended December 31,
	2009	2010	2011
PRC Enterprise Income Tax	25%	25%	25%
Preferential income tax rate of a subsidiary	(10)%	(11)%	(12)%
Effect of different reversal rate	—	—	(14)%
Additional tax deductions	(14)%	(1)%	—
Non-deductible expenses	—	3%	1%
Different tax rate in other jurisdictions	—	—	2%

Effective tax rate	1%	16%	2%

The aggregate amount and per share effect of the tax holiday are as follows:

	Year ended December 31,
	2009	2010	2011
	$	$	$
The aggregate dollar effect (in thousands)	3,076	8,689	4,388
Per share effect-basic	0.03	0.06	0.02
Per share effect-diluted	0.03	0.06	0.02

SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES

12. SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES

On November 11, 2009, the Company issued 29,714,103 shares of Series A convertible redeemable preferred shares (“Preferred Shares”) for cash proceeds of $54.9 million, net of issuance cost of $100,000, to new investors. Series A convertible redeemable preferred shares were negotiated with independent third party investors, and recorded at the fair values. The accretion to the redemption value was reflected as a reduction to net income to arrive at net income available to the ordinary shareholders in the accompanying consolidated statements of operations and amounted to $702,740 and 3,300,000 for the year ended December 31, 2009 and 2010, respectively. Upon the completion of the Company’s initial public offering on October 7, 2010, all of the issued and outstanding Series A convertible redeemable preferred shares were automatically converted into 29,714,103 ordinary shares without any price adjustment.

Given the nature of certain key terms of the Preferred Shares as listed below, the Company had classified the Preferred Shares as mezzanine equity as of December 31,2009.

Conversion

Each Preferred Shares is entitled to convert any or all of its preferred shares into fully paid and no assessable ordinary shares at the option of the holders or automatically upon a Qualified IPO or upon the request of a majority of holders of Preferred Shares. The conversion ratio is 1:1, subject to adjustments such as share splits and combinations, sale of shares below the conversion price and other dilutive events. Upon conversion, all declared and unpaid dividends on the Preferred Shares shall be paid in cash.

Each Preferred Share shall automatically be converted into ordinary shares at the then effective conversion price immediately prior to the closing of a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act covering the offer and sale of ordinary shares to the public with gross cash proceeds to the Company in respect of all such ordinary shares so offered of at least $80 million and reflects a pre-money market valuation (based on the price per share offered to the public in the offering) of the Company of at least $275 million and results in such securities being listed on a Qualified Exchange (“a Qualified IPO”), or otherwise is approved by the Board, including the affirmative votes of both Series A Directors.

The Company has determined that there was no beneficial conversion feature (“BCF”) attributable to the Series A Shares as the effective conversion price was greater than the fair value of the ordinary shares on the commitment date. The Company will reevaluate whether a BCF is required to be recorded upon the modification to the effective conversion price of the Series A Shares, if any.

Redemption

Upon the earliest of material breach of share purchase agreement or second anniversary of the original issue, the Company shall redeem any Preferred Shares designated by the holders thereof for redemption by paying in cash an amount equal to the sum of (i) 100% of the issuance price (ii) an amount equal to interest on the issuance price for the period between the issuance date and the redemption date at an interest rate of 8% per annum, compounded annually, and (iii) all declared but unpaid dividends thereon up until the date of redemption, in each case above proportionally adjusted for any share splits, share dividends, combinations, recapitalizations or similar transactions.

Voting

Each Preferred Share has voting rights equivalent to the number of ordinary shares to which it is convertible at the reporting date.

Dividends

No dividends shall be declared or paid on any Ordinary Shares, unless and until a dividend in like amount is declared and paid on each outstanding Series A Preferred Share (on an as-if converted basis). The holders of outstanding Preferred Shares shall be entitled to receive, on an annual basis, preferential, non-cumulative dividends at the dividend rate of 8% of the Original Series A Issue Price, prior and in preference to any dividend on any Ordinary Shares; provided that such dividends shall be payable only when, as, and if declared by the Board. In addition, the holders of Preferred Shares shall be entitled to receive on a pari passu basis, when, as and if declared at the sole discretion of the Board, but only out of funds that are legally available for, cash dividends at the rate or in the amount as the Board considers appropriate.

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, the holders of Preferred Shares then outstanding shall be entitled receive an amount equal to the then effective issuance price plus all dividends declared and unpaid (as adjusted). If assets are insufficient, then assets will be distributed among the holders of Preferred Shares in proportion to the full amounts to which they would otherwise be entitled. If assets remain, then remaining assets are distributed among the holders of outstanding Preferred Shares and ordinary shares based on the number of ordinary shares, on an as-if-converted basis.

The reconciliation of the Series A Convertible Redeemable Preferred Shares is as follows:

	$55,602,740	$55,602,740	$55,602,740
	Year ended December 31,
	2009	2010	2011
Mezzanine equity—Series A convertible redeemable preferred shares beginning balance	$—	$55,602,740	$—
Issuance of Series A convertible redeemable preferred shares	54,900,000	—	—
Deemed dividend on Series A convertible redeemable preferred shares	702,740	3,300,000	—
Conversion into ordinary shares	—	(58,902,740)	—

Mezzanine equity—Series A convertible redeemable preferred shares ending balance	$55,602,740	$—	$—

SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE BASED COMPENSATION

13. SHARE BASED COMPENSATION

On August 5, 2009, the Company adopted the 2009 Share Incentive Plan (the “Option Plan”) to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants, and promote the success of the Company’s business. As of December 31, 2009, share options to purchase of no more than 15,000,000 ordinary shares are authorized under the Option Plan.

During the years ended December 31, 2009, 2010 and 2011, the Company granted 5,350,000, 2,310,000, and nil share options respectively to its officers, directors and employees, respectively.

On October 31, 2009, the Company grants options to acquire 5,350,000 ordinary shares to certain officers, directors and employees pursuant to the Option Plan. Twenty-five percent (25%) of the ordinary shares subject to the Option Plan will vest one year following the grant date, and the remaining seventy-five percent (75%) of the ordinary shares subject to the option will vest in thirty-six equal installments over the next three years. These options were granted in anticipation of services to be provided during the respective service periods. The exercise price is $1.38. And 9,650,000 shares are available for future granting as of December 31, 2009.

The Company adopted Black-Scholes option pricing model to evaluate the fair value of the stock option based on the fair value of the ordinary shares for the above grant date with reference to the fair value of the ordinary shares of $1.80 dated October 31, 2009 determined by the Group. The fair value of the underlying ordinary shares was determined by the Group using generally accepted valuation methodologies, including the discounted cash flow approach, which incorporates certain assumptions including the financial results and growth trends of the Group, to derive total equity value of the Group.

The following assumptions were used in the Black-Scholes option pricing model:

	Year Ended December 31, 2009
Options granted	Average risk-free rate of return	Weighted average expected term	Volatility rate	Dividend yield
October 31, 2009	3.35%	6.06	60.1%	0%

The risk-free rate of return is based on the US Treasury bond yield curve in effect at the time of grant for periods corresponding with the expected term of the option. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The 60.1% expected volatility is based on the average volatility of comparable companies with the time period commensurate with the expected time period of the options.

On October 6, 2010, the Company granted options to acquire 120,000 ordinary shares to independent directors pursuant to the Option Plan. Thirty percent (30%) of the ordinary shares subject to the Option Plan will vest one year following the grant date, thirty percent (30%) of the option will be vest on the second year of the vesting commencement date, and the remaining forty percent (40%) of the ordinary shares subject to the option will vest in the third anniversary of the vesting commencement date. These options were granted in anticipation of services to be provided during the respective service periods. The exercise price is $1.90.

On December 3, 2010, the Company granted options to acquire 2,190,000 ordinary shares to certain officers, directors and employees pursuant to the Option Plan. The ordinary shares subject to the Option Plan will vest in four equal annual installments, with the first installment vesting one year after grant date. These options were granted in anticipation of services to be provided during the respective service periods. The exercise price is $2.35. And 7,340,000 shares are available for future granting as of December 31, 2010.

The Company adopted Binomial option pricing model to evaluate the fair value of the stock option with reference to the closing price of the Company as of the respective grant dates.

The following assumptions were used in the Binomial option pricing model:

	Year Ended December 31, 2010
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
October 6, 2010	3.5%	3 times	50.0%	0%	3%
December 3, 2010	3.5%	2.2~3 times	50.0%	0%	3~9%

The risk-free rate of return is based on the yield curve of China USD sovereign bond commensurate with the same maturity at the respective grant dates. The exercise multiple is estimated by reference to the proprietary research and empirical studies. The 50.0% expected volatility is based on the average of historical daily annualized share price volatility of 6 comparable companies over a normalized period that commensurate with the option life of 10 years excluding the volatile share price caused by financial crisis during September 1, 2008 to March 31, 2009. The post-vesting forfeiture rate is based on the historical data and management’s best estimation.

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2011 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
Options outstanding on January 1, 2011	7,645,000	$1.66
Forfeited	(840,000)	$2.00

Options outstanding on December 31, 2011	6,805,000	$1.62	8.1	$—

Options vested or expected to vest on December 31, 2011	6,752,350	$1.62	8.1	$—

Options exercisable on December 31, 2011	3,321,417	$1.51	8.0	$—

The share-based compensation charge related to the share options of approximately $258,583, $1,614,755 and $2,206,025 was recognized by the Company for the years ended December 31, 2009, 2010 and 2011, respectively.

The weighted average grant date fair value of options granted during the year ended December 31, 2009 and 2010 was $1.16 and $1.29, respectively.

As of December 31, 2011, there was $4,932,460 in total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over a weighted-average period of 2.12 years.

RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS AND BALANCES

14. RELATED PARTY TRANSACTIONS AND BALANCES

(1)	The relationships between the Group and related party are as follows:

Name of the related party	Relationship
Daqo Group	An affiliated company representing the parent company of Daqo New Material holding 100% equity ownership of Daqo New Material. Daqo Group and the Company are controlled by same group of shareholders.
Zhengjiang Daqo Solar Co. Ltd(“Zhenjiang Daqo) *	An affiliated company which is 100% held by Daqo Group
Daqo Solar Co. Ltd (“Daqo Solar”) **	An affiliated company which is 100% held by Daqo Group

*	Zhenjiang Daqo is primarily engaged in solar cell manufacturing.
**	Daqo Solar is currently dormant, but was initially established to engage in wafer production, and succeeded by the Company.

(2)	Related party balances:

The balance with Daqo Group and its subsidiaries was as follows:

The balances due from related parties include prepayments to Zhenjiang Daqo for purchase of cells and receivable from Zhenjiang Daqo for sale of wafer. The balances due from Daqo Group represent loans for short-term financing. Such balances are unsecured, interest-free, and are payable on demand. The balances are as follows:

	December 31,
	2010	2011
Amount due from related party
Daqo Solar	$886,055	$—
Daqo Group	—	2,294,988
Zhenjiang Daqo	—	7,462,697
Other subsidiaries of Daqo Group	17,561	129,625

Total	$903,616	$9,887,310

Subsequent to December 31, 2011, Daqo Group has repaid all the amounts due to Chongqing Daqo, and Zhengjiang Daqo has repaid $679,191 to Chongqing Daqo.

Amount due to related parties include payables for equipment and material procurement from Daqo Group and other subsidiaries under Daqo group and interest expense payable to Daqo Solar. The balances are as follows:

	December 31,
	2010	2011
Amount due to related party
Daqo Group	$44,414	$—
Daqo Solar	20,084	1,552,126
Others	332,743	1,607,230

Total	$397,241	$3,159,356

(3)	The transactions with Daqo Group and its subsidiaries were as follows:

	Transaction	Year Ended December 31,
Name of Related parties	Nature	2009	2010	2011
Daqo Group	Sales	$—	$—	$1,971
	Purchase-Fixed asset	—	—	15,787,658
	Financing-cash in	—	—	3,095,120
	Financing-cash out	—	—	3,095,120
	Capital conversion	79,884,026	—	—
Zhenjiang Daqo	Sales of wafers	—	—	6,958,317
	Purchase of cells	—	—	3,314,115
	Processing fee	—	—	1,209,769
Daqo Solar	Purchase-Fixed asset	—	12,942,750	20,562,272
	Financing-cash in	—	—	72,199,600
	Financing-cash out	—	—	72,199,600
	Interest charged	—	—	1,552,126
	Short-term interest free loan extended to Daqo Solar	—	—	9,898,458
Others subsidiaries under Daqo Group	Sales	—	—	427,302
	Purchase-Fixed asset	—	989,235	2,027,001
	Purchase-Raw material			300,574
	Rental expense	—	32,136	612,856
	Service expense	—	—	71,426

Total	Sales	$—	$—	$7,387,590

	Purchase-Fixed asset	$—	$13,931,985	$38,376,931

	Purchase-Raw material	$—	$—	$3,614,689

	Processing fee	$—	$—	$1,209,769

	Rental expense	$—	$32,136	$612,856

	Service expense	$—	$—	$71,426

	Interest expense	$—	$—	$1,552,126

	Cash received	$—	$—	$75,294,720

	Cash paid	$—	$—	$85,193,178

	Capital conversion	$79,884,026	$—	$—

Related party transactions with Daqo Group

In September, 2009, the Daqo Group converted $79,884,026 due from Daqo New Material, into equity. This amount was recorded by the Company as a noncontrolling interest.

In 2011, the Group purchased auxiliary electricity transmission and system equipment totaling $15.8 million from Daqo Group. Daqo Group and its subsidiaries are mainly engaged in High-Low-voltage Electrical System, Components, Environmental Protection, and High-speed Railway Equipment.

In 2011, the Company received an interest fee loan of $3,095,120 from Daqo Group, which was fully repaid during the year.

Related party transactions with Zhenjiang Daqo

In 2011, the Company sold $6,958,317 wafers, and purchased cells of $3,314,115, and paid processing fees of $1,209,769 to Zhenjiang Daqo for tolling arrangements of cells.

Related party transactions with Daqo Solar

In July 2010, the Company entered into an equipment purchase contract with Daqo Group to assign Daqo Solar to import $32.8 million of equipment on behalf of the Company. During the years ended December 31, 2010 and 2011, equipment of $12.9 million and $20.6 million has been received by the Group, respectively. As of December 31, 2011, the contract has been fully executed.

In 2011, the Company received loans of $72,199,600 from Daqo Solar, which were fully repaid during the year and accrued interest of $1,552,126. As of December 31, 2011, the Company provided an interest free loan of $9,898,458 to Daqo Solar.

Related party transactions with other subsidiaries of Daqo Group

In 2010, the Group purchased auxiliary electricity transmission and system equipment of $1.0 million from other Daqo Group subsidiaries. In 2011, the Group purchased auxiliary electricity transmission and system equipment of $2.0 million from Daqo Group subsidiaries. The Group also sold modules of $427,302 to, purchased raw materials of $300,574 from and paid service fees of $71,426 to other subsidiaries of Daqo Group.

Year-end balance netting-off

On December 31, 2011, the Company, Daqo Group and Daqo Solar signed a balance netting agreement, pursuant to which a legal right of offset was established. Under this agreement, the amount due to Daqo Group and the amount due from Daqo Solar of $11,729,514 have been netted in the Company’s balance sheet as of December 31, 2011, resulting in an amount due from Daqo Group of $2,294,988 and an amount due to Daqo Solar of $1,552,126 .

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE

15. EARNINGS PER SHARE

The calculation of earnings per share is as follows:

	Year ended December 31,
	2009	2010	2011
Net income attributable to Daqo New Energy Corp.	$30,132,262	$65,271,257	$33,323,952
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders—basic	$28,931,091	$54,691,886	$33,323,952

Net income attributable to preferred shareholders for participating rights to dividends—basic	$1,201,171	$10,579,371	$—

Net income attributable to Daqo New Energy Corp. ordinary shareholders—diluted	$30,132,262	$65,271,257	$33,323,952

Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share—basic	100,000,000	117,839,487	175,714,103

Weighted average ordinary shares as if converted by Series A convertible redeemable preferred shares—basic	4,151,834	22,794,380	—
Share options	—	92,456	—

Weighted average number of ordinary shares outstanding used in computing earnings per share—diluted	104,151,834	140,726,323	175,714,103

NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Basic	$0.29	$0.46	$0.19

NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Diluted	$0.29	$0.46	$0.19

Outstanding 5,350,000, 2,295,000 and 6,805,000 employee options were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive for the year ended December 31, 2009, 2010 and 2011, respectively.

COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS

16. COMMITMENTS

Capital commitments

As of December 31, 2011, commitments outstanding for the purchase of property, plant and equipment approximated $94,467,740.

Lease commitments

The Group has operating lease commitments principally for its plant and office of Nanjing Daqo. The lease expense was $nil, $32,136 and $612,856 for the year ended December 31, 2009, 2010 and 2011, respectively.

Future minimum lease payments are as follows:

Year ending December 31
2012	$487,058
2013	487,058
2014	487,058
2015	487,058
2016 and later	852,351

Total	$2,800,583

VARIABLE INTEREST ENTITY	12 Months Ended
Dec. 31, 2011
VARIABLE INTEREST ENTITY

17. VARIABLE INTEREST ENTITY

The equity interests in Daqo New Material, the VIE, are funded by Daqo Group. Daqo New Material was structured to acquire land use rights and to erect certain facilities for the future use of the Group.

The lease agreement with the VIE is structured such that Chongqing Daqo protect Daqo Group from potential losses from Daqo New Material. As a result of this agreement, Chongqing Daqo is the primary beneficiary of Daqo New Material. Lease income and expenses and associated receivables and payables are eliminated upon consolidation as intercompany transactions. Net income of the VIE is reflected as an adjustment to noncontrolling interest. The Company relies on the lease agreements with Daqo New Material for material property, plant and equipment necessary for production. If Daqo New Material fails to perform or terminates the lease agreement for any reason, including, for example, due to its breach of the agreement or the unavailability of any required governmental approvals, or if it refuses to extend or renew the lease agreement when the agreement expires, and the Company cannot find an immediately available alternative source for leasing similar property, plant and equipment, then the Company’s ability to carry on the operations will be impaired. If Daqo New Material fails to perform its obligations, the Company may need to initiate legal procedures to enforce the agreement.

The VIE is principally engaged in leasing all its assets for use in the Group’s operations. Total assets, liabilities, net revenues, operating costs and expenses and net income of the VIE are as follows:

	Year ended December 31,
	2010	2011
Cash	$23,149,850	$1,006,246
Property, plant and equipment	$171,998,285	$170,199,299
Prepaid land use rights	$6,544,471	$6,703,454
Total Assets	$203,931,862	$193,774,946
Payable for property, plant and equipment	$1,739,404	$—
Long-term borrowings, including current portion	$68,157,900	$52,334,370
Total Liabilities	$71,004,182	$52,926,950

	Year ended December 31,
	2009	2010	2011
Revenues	$11,623,287	$16,637,925	$16,852,928
Operating costs and expenses	$12,522,251	$16,043,237	$15,262,768
Net income (loss)	$(898,964)	$594,688	$1,590,160

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION

18. SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Following the further expansion of module business and entering into the wafer business in 2011, the Group operated and viewed its performance in three segments, the following tables summarized the Company’s revenue and cost generated from different revenue streams. The prior year segment information has been restated to be consistent with the current year reportable segments. Substantially all of its revenues are derived in the PRC. The Group’s long-lived assets and operations are substantially all located in the PRC.

The following table summarized the Group’s revenue by segment:

Year ended December 31, 2009	Polysilicon	Module	Wafer	Elimination	Total
Revenue - External	$111,193,477	$—	$—	$—	$111,193,477
Cost	69,251,610	—	—	—	69,251,610

Gross profit	$41,941,867	$—	$—	$—	$41,941,867

Year ended December 31, 2010	Polysilicon	Module	Wafer	Elimination	Total
Revenue - External	$217,921,352	$13,983,833	$10,780,339	$—	$242,685,524
Revenue - Intersegment	—	—	24,113,136	(24,113,136)	—

Total revenue	217,921,352	13,983,833	34,893,475	(24,113,136)	242,685,524
Cost	113,910,595	14,330,881	27,546,044	(19,303,593)	136,483,927

Gross profit (loss)	$104,010,757	$(347,048)	$7,347,431	$(4,809,543)	$106,201,597

Year ended December 31, 2011	Polysilicon	Module	Wafer	Elimination	Total
Revenue - External	$218,915,487	$29,082,384	$7,834,147	$	$255,832,018
Revenue - Intersegment	3,629,075	—	3,487,443	(7,116,518)	—

Total revenue	222,544,562	29,082,384	11,321,590	(7,116,518)	255,832,018
Total Cost	127,894,535	31,099,348	17,548,029	(6,818,938)	169,722,974

Gross profit (loss)	$94,650,027	$(2,016,964)	$(6,226,439)	$(297,580)	$86,109,044

The following customers accounted for 10% or more of revenues:

	Year ended December 31,
	2009			2010			2011
Customer A		$31,431,284			$33,763,866			$28,219,079
Customer I		$14,754,184			$—			$—
Customer K		$13,413,152			$—		$		*
Customer D	$		*		$30,273,322			$27,214,590
Customer F	$		*	$		*		$33,140,475
Customer C		$—		$		*		$28,570,338

*	Represents less than 10%

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

(a)	On January 9, 2012, the Company modified the exercise price for a total number of 6,520,000 options granted in 2009 and 2010 to $0.42, in order to provide appropriate incentives to the relevant employees and executive officers of the Company. The fair value of the options under revised terms for two batches granted on October 31, 2009 and October 6, 2010, is $0.22 and $0.23, respectively. The Company is assessing the financial impact of the modification of the exercise price.

(b)	On January 9, 2012, the Company granted options to acquire 300,000 ordinary shares to independent directors pursuant to the Option Plan. Thirty percent (30%) of the ordinary shares subject to the Option Plan will vest one year following the grant date, thirty percent (30%) of the options will vest on the second year of the vesting commencement date, and the remaining forty percent (40%) of the ordinary shares subject to the options will vest in the third anniversary of the vesting commencement date. These options were granted in anticipation of services to be provided during the respective service periods. The exercise price is $0.42.

At the same time, the Company granted options to acquire 890,000 ordinary shares to certain officers and employees pursuant to the Option Plan. Twenty-five percent (25%) of the ordinary shares subject to the Option Plan will vest one year following the grant date, and the remaining seventy-five percent (75%) of the ordinary shares subject to the option will vest in thirty-six equal installments over the next three years. These options were granted in anticipation of services to be provided during the respective service periods. The exercise price is $0.42.

(c)	On March 8, 2012, Chongqing Daqo renewed a one-year short-term loan with China Everbright Bank. The borrowing is restricted to the purchase of fixed assets, land use right, payment for electricity fees and rental expenses of the manufacturing plant. The borrowing amount is $15.9 million (RMB 100 million) and the interest rate is fixed at 7.216%. The borrowing is guaranteed by Daqo Group, Mr Guangfu Xu and Mr Xiang Xu.

(d)	On April 20, 2012, Chongqing Daqo renewed a one-year short-term loan with China Construction Bank. The borrowing is for general working capital purposes. The borrowing amount is $15.9 million (RMB 100 million) and the interest rate is fixed at 6.56%. The borrowing is guaranteed by Daqo Group, Mr Guangfu Xu and Mr Xiang Xu.

(e)	On April 20, 2012, Chongqing Daqo signed a one-year short-term loan with China Everbright Bank, which is for working capital purposes. The borrowing amount is $6.3 million (RMB 40 million) and interest rate is fixed at 7.216%. The loan is guaranteed by Daqo Group, Mr Guangfu Xu and Mr Xiang Xu.

FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2011
FINANCIAL STATEMENT SCHEDULE I

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEET

DECEMBER 31, 2010 AND 2011

(In U.S. dollars, except share data)

	December 31,
	2010	2011
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$42,377,021	$3,291,387
Prepaid expenses and other current assets	420,499	562,500

Total current assets	42,797,520	3,853,887
Investments in subsidiaries, net	221,647,552	307,534,867

TOTAL ASSETS	$264,445,072	$311,388,754

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$916,531	$—
Amount due to related party	—	210,523

Total current liabilities	916,531	210,523
Amount due to related party	47,542	—

TOTAL LIABILITIES	964,073	210,523

EQUITY
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized as of December 31, 2010 and 2011; 175,714,103 shares issued and outstanding as of December 31, 2010 and 2011)	17,571	17,571
Additional paid in capital	140,305,556	142,511,581
Retained earnings	116,881,004	150,204,956
Accumulated other comprehensive income	6,276,868	18,444,123

Total shareholders’ equity	263,480,999	311,178,231

TOTAL LIABILITIES AND EQUITY	$264,445,072	$311,388,754

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(In U.S. dollars)

	Year ended December 31,
	2009	2010	2011
OPERATING EXPENSES
General and administrative	$(414,210)	$(3,791,827)	$(2,355,174)
Research and development	(14,500)	(96,827)	(75,508)

Total operating expenses	(428,710)	(3,888,654)	(2,430,682)

LOSS FROM OPERATION	(428,710)	(3,888,654)	(2,430,682)
Interest expenses	(70,715)	—	—
Interest income	—	—	24,852

NET LOSS BEFORE SHARE OF RESULTS OF SUBSIDIARIES	(499,425)	(3,888,654)	(2,405,830)
Equity in earnings of subsidiaries	31,334,427	72,459,911	35,729,782

NET INCOME	$30,835,002	$68,571,257	$33,323,952
Deemed dividend on Series A convertible redeemable preferred shares	(702,740)	(3,300,000)	—

Net income attributable to Daqo New Energy Corporation ordinary shareholders	$30,132,262	$65,271,257	$33,323,952

Other comprehensive income:
Foreign currency translation adjustments	53,151	5,659,570	12,167,255

Total other comprehensive income	53,151	5,659,570	12,167,255

Comprehensive income	$30,888,153	$74,230,827	$45,491,207

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CHANGES IN EQUITY

FOR YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(In U.S. dollars, except share data)

	Ordinary shares		Subscription receivable	Additional paid in capital	Retained earnings	Accumulated other comprehensive income	Total	Comprehensive income
	Number	$
Balance at January 1, 2009	100,000,000	$10,000	$(10,000)	$—	$21,477,485	$564,147	$22,041,632
Net income	—	—	—	—	30,835,002	—	30,835,002	$30,835,002
Foreign currency translation adjustments	—	—	—	—	—	53,151	53,151	53,151
Share-based compensation	—	—	—	258,583	—	—	258,583
Deemed dividend on Series A convertible redeemable preferred shares	—	—	—	—	(702,740)	—	(702,740)
Capital contribution from ordinary shareholders	—	—	10,000	—	—	—	10,000

Balance at December 31, 2009	100,000,000	10,000	—	258,583	51,609,747	617,298	52,495,628	30,888,153

Net income	—	—	—	—	68,571,257	—	68,571,257	68,571,257
Foreign currency translation adjustments	—	—	—	—	—	5,659,570	5,659,570	5,659,570
Deemed dividend on Series A convertible	—	—	—	1,614,756	—	—	1,614,756
redeemable preferred shares	—	—	—	—	(3,300,000)	—	(3,300,000)
Conversion of series A convertible redeemable preferred shares into ordinary shares	29,714,103	2,971	—	58,899,769	—	—	58,902,740
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)	46,000,000	4,600	—	79,532,448	—	—	79,537,048

Balance at December 31, 2010	175,714,103	17,571	—	140,305,556	116,881,004	6,276,868	263,480,999	74,230,827

Net income	—	—	—	—	33,323,952	—	33,323,952	33,323,952
Foreign currency translation adjustments	—	—	—	—	—	12,167,255	12,167,255	12,167,255
Share-based compensation	—	—	—	2,206,025	—	—	2,206,025

Balance at December 31, 2011	175,714,103	$17,571	$—	$142,511,581	$150,204,956	$18,444,123	$311,178,231	$45,491,207

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(In U.S. dollars)

	Year ended December 31,
	2009	2010	2011
OPERATING ACTIVITIES
Net income	$30,835,002	$68,571,257	$33,323,952
Share of results of subsidiaries	(31,334,427)	(72,459,911)	(35,729,782)
Share-based compensation	258,583	1,614,756	2,206,025
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets	(1,843,779)	1,603,280	(142,001)
Changes in other current liabilities	2,001,279	(1,084,748)	(916,531)

Net cash used in operating activities	(83,342)	(1,755,366)	(1,258,337)

INVESTING ACTIVITIES
Capital contributed to subsidiaries	(49,990,000)	(33,199,062)	(37,990,278)
Receivable from investees	—	—	162,981
Advance paid to investees	(180,000)	—	—

Cash used in investing activities	(50,170,000)	(33,199,062)	(37,827,297)

FINANCING ACTIVITIES
Proceeds from the issuance of Series A convertible redeemable preferred shares	55,000,000	—	—
Issuance expenses paid for the Series A convertible redeemable preferred shares	(100,000)	—	—
Repayment of bank borrowings	(6,000,000)	—	—
Proceeds from other borrowing	6,230,000	—	—
Repayment of other long-term borrowings	—	(7,130,000)	—
Cash proceeds from issuance of ordinary share	—	80,982,000	—
Issuance cost of ordinary shares	—	(1,444,953)	—

Cash provided by financing activities	55,130,000	72,407,047	—

NET INCREASE IN CASH AND CASH EQUIVALENTS	4,876,658	37,452,619	(39,085,634)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	47,744	4,924,402	42,377,021

CASH AND CASH EQUIVALENTS AT END OF PERIOD	$4,924,402	$42,377,021	$3,291,387

Supplemental schedule of non-cash financing activities:
Conversion of Series A convertible redeemable preferred shares	$—	$58,902,740	$—

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

Notes to Schedule I

1.	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.	The condensed financial information of Daqo New Energy Corp has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Company.

4.	As of December 31, 2011, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.